UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund –
.
PAIBX International Bond Fund–
.
Advisor  Class
RPISX International Bond Fund–
.
I  Class
TRLZX International Bond Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
HIGHLIGHTS
The International Bond Fund underperformed its benchmark for the 12-month period ended December 31, 2022, as well as the Lipper peer group average.
The fund’s duration positioning was mixed but ultimately negative for the reporting period. An overweight duration posture in Hungary significantly weighed on results.
Given continued market volatility and a clouded outlook for economic growth, we moved to a more defensive position in our sector allocations over the period by gradually decreasing the fund’s exposures to credit while ending the year with a higher cash allocation.
The outlook for credit remains concerning, and we believe high-quality duration is more attractive primarily because central banks seem determined to tighten policy to keep inflation under control at the expense of an increasingly likely global recession.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE International Bond Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide current income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Bond
Fund returned -20.30%
for the 12-month period
ended December 31, 2022,
underperforming the
Bloomberg Global Aggregate
ex USD Bond Index and the
Lipper peer group average.
(Results for Advisor, I, and Z
Class shares varied, reflecting
different fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Global fixed income markets
struggled over the past year as higher interest rates weighed on bond sectors.
Most global sovereign bond yields rose as major central banks remained hawkish and hiked policy rates to fight stubbornly high inflation. Widening credit spreads also pressured fixed income markets, although spread tightening in the fourth quarter brought some relief for fixed income investors. (Credit spreads measure the additional yield that investors demand to hold a bond with credit risk compared with a high-quality government security with a comparable maturity.)
The fund’s duration positioning was mixed but ultimately negative for the reporting period. (Duration measures a bond’s sensitivity to changes in interest rates.) An overweight duration posture in Hungary significantly weighed on results. With the war in Ukraine exacerbating rising inflation for central and
Eastern Europe, Hungary’s central bank took an especially hawkish stance with rate increases. The National Bank of Hungary raised rates several times during
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
International Bond Fund –
.
-4.06% -20.30%
International Bond Fund–
.
Advisor  Class -4.97 -21.25
International Bond Fund–
.
I  Class -3.98 -20.14
International Bond Fund–
.
Z  Class -3.72 -19.65
Bloomberg Global
Aggregate
ex USD Bond Index -2.65 -18.70
Lipper International Income
Funds Average -0.99 -14.16

T. ROWE PRICE International Bond Fund

the period and notably surprised markets in June by raising rates by 185 basis points to curb inflation and support the country’s struggling currency. After
June, Hungary’s central bank hiked rates further by a total of 525 basis points, and we believe the bank has likely hit its terminal rate in its hiking cycle.
However, duration positioning and holdings in developed market government debt contributed at times. With sovereign rates surging upward, underweight positioning in several countries benefited the portfolio’s relative returns. The fund’s shorter-than-benchmark duration posture in the eurozone and the UK notably outperformed earlier in the period. Underweight positions in Japan and
Canada and a short duration position in Poland also contributed.
The fund’s exposure to corporate credit sectors detracted overall as credit spreads widened throughout much of the year. Additionally, a short position in the high yield corporate market held later in the year dampened returns as high yield corporate bonds staged a rebound in the fourth quarter. On the other hand, holding exposure to inflation-linked securities from several countries benefited the fund significantly over the period and helped offset some of the detraction from our credit exposures. Inflation-indexed debt issued by
Germany, Japan, and Italy notably outperformed as global inflation data and expectations rose sharply in the first half of 2022 on the back of pandemic-
related disruptions to the global supply chain and Russia’s invasion of Ukraine.
Currency positioning was negative overall. A long position in the Hungarian forint weighed on performance. The currency struggled significantly and reached a historically low level versus the euro by the middle of the year as inflation, budget deficits, and the European Union's withholding of
€15.5 billion in recovery funds hampered the currency. We exited the position by October. However, long exposure to the Japanese yen, especially in the final quarter of the period, benefited performance. After several months of underperformance for the yen against the backdrop of the Bank of Japan’s continued accommodative monetary stance, the central bank announced changes to its yield curve control measures. Following the policy adjustment, the yen recorded its biggest daily gain versus the U.S. dollar since 1998.
How is the fund positioned?
Given continued market volatility and a clouded outlook for economic growth, we moved to a more defensive position in our sector allocations over the period. We gradually decreased the fund’s exposures in global investment-
grade and high yield corporate securities while ending the year with a higher cash allocation. We believe that having increased liquidity is important in case dislocations arise in the near term and we need to quickly redeploy assets.

T. ROWE PRICE International Bond Fund

Despite periods of spread
widening, we continued to
believe valuations looked
less attractive in credit and
favored owning duration
instead. Overall portfolio
duration increased over
the year, fueled by adding
exposure in high-quality
sovereigns like Germany,
Canada, and the UK. The
fund maintained duration
exposure in higher-quality,
lower-beta emerging markets
such as Malaysia, Thailand,
and Israel. After a strong
run of performance, we
eliminated German and
Italian inflation-linked
securities and ended the
period with an overall short
eurozone inflation-linked
exposure given less attractive
valuations and a possible
peak in inflation data.
However, these eliminations were somewhat offset by inflation-linked positions in Brazil, Canada, and Japan.
In currencies, our main shift over the period was adding to the U.S. dollar, the euro, and the Swiss franc. With the Federal Reserve (Fed) committed to aggressive policy rate hikes to slow the rise in inflation, we believed the currency could be supported through the near term, and we moved from a short position to long exposure in the dollar by March in anticipation of a larger-than-expected rate hike from the Fed. We added to the euro, while rotating away from central and Eastern European currencies like the Polish zloty, Czech koruna, and Hungarian forint, as the European Central Bank began its own rate hiking cycle. By the end of the period, the fund moved to an overall short position in the zloty. In July, we added to the portfolio’s long position in the Swiss franc versus the euro as the macroeconomic backdrop for the eurozone appeared to be deteriorating with the region facing a potential energy crisis in the winter.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.12% of the
portfolio at the end of the reporting period.
CREDIT QUALITY DIVERSIFICATION
International Bond Fund

T. ROWE PRICE International Bond Fund

The portfolio maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries that we find attractive. Overall, derivative exposure weighed on absolute returns. The fund’s meaningful exposure to both currency forward contracts and interest rate derivatives had a negative impact on absolute performance.
What is portfolio management’s outlook?
Although we enter 2023 with the market hopeful that peak inflation is behind us and that central banks will pause rate hikes in the short term, we believe macro headwinds remain challenging. Data may increasingly show that a recession is already upon us in the U.S. and Europe but realized inflation and a tight labor market may limit the ability of central banks to stop hiking.
The outlook for credit remains concerning, and we believe high-quality duration is more attractive primarily because central banks seem determined to tighten policy to keep inflation under control at the expense of an increasingly likely global recession. While we believe we’re in a credit bear market, there may be tradeable bear market rallies, so we want to be positioned to take advantage of any bouncebacks.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Bond Fund

RISKS OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg Global Aggregate ex USD Bond Index are
service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE International Bond Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE International Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE International Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Bond Fund –
.
-20.30% -3.11% -1.65% – –
International Bond Fund–
.
Advisor  Class -21.25 -3.55 -2.02 – –
International Bond Fund–
.
I  Class -20.14 -2.93 – -0.39% 8/28/15
International Bond Fund–
.
Z  Class -19.65 – – -4.72 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
International Bond Fund 0.71%
International Bond Fund–Advisor Class 1.00
International Bond Fund–I Class 0.53
International Bond Fund–Z Class 0.52
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE International Bond Fund

INTERNATIONAL BOND FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $959.40 $3.31
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.83   3.41
Advisor Class
Actual   1,000.00   950.30   12.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,012.00   13.29
I Class
Actual   1,000.00   960.20   2.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.48   2.75
Z Class
Actual   1,000.00   962.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 2.62%, the
3
I Class was 0.54%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.91 $ 9.01 $ 8.62 $ 9.06
Investment activities
Net investment income
(1)(2)
0.14 0.12 0.13 0.18 0.18
Net realized and unrealized gain/
loss (1.96) (0.83) 0.90 0.39 (0.44)
Total from investment activities (1.82) (0.71) 1.03 0.57 (0.26)
Distributions
Net investment income (0.08) (0.12) (0.13) (0.17) (0.18)
Net realized gain — (0.05) — (0.01) —
Tax return of capital (0.06) — — — —
Total distributions (0.14) (0.17) (0.13) (0.18) (0.18)
NET ASSET VALUE
End of period $ 7.07 $ 9.03 $ 9.91 $ 9.01 $ 8.62

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(20.30)% (7.19)% 11.50% 6.66% (2.94)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.86% 0.71% 0.69% 0.70% 0.67%
Net expenses after waivers/
payments by Price Associates 0.67% 0.69% 0.69% 0.70% 0.67%
Net investment income 1.77% 1.31% 1.37% 2.07% 2.06%
Portfolio turnover rate 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of period (in
millions) $253 $478 $843 $663 $1,162
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.06 $ 9.93 $ 9.03 $ 8.63 $ 9.08
Investment activities
Net investment income
(1)(2)
0.05 0.09 0.09 0.16 0.16
Net realized and unrealized gain/
loss (1.97) (0.82) 0.91 0.39 (0.46)
Total from investment activities (1.92) (0.73) 1.00 0.55 (0.30)
Distributions
Net investment income (0.05) (0.09) (0.10) (0.14) (0.15)
Net realized gain — (0.05) — (0.01) —
Tax return of capital (0.02) — — — —
Total distributions (0.07) (0.14) (0.10) (0.15) (0.15)
NET ASSET VALUE
End of period $ 7.07 $ 9.06 $ 9.93 $ 9.03 $ 8.63

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(21.25)% (7.33)% 11.14% 6.47% (3.36)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.75% 0.98% 1.01% 1.00% 1.01%
Net expenses after waivers/
payments by Price Associates 1.75% 0.98% 0.99% 1.00% 1.00%
Net investment income 0.71% 0.96% 1.02% 1.75% 1.75%
Portfolio turnover rate 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of period (in
thousands) $3,263 $4,780 $5,396 $5,284 $6,737
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.05 $ 9.93 $ 9.03 $ 8.64 $ 9.07
Investment activities
Net investment income
(1)(2)
0.15 0.13 0.14 0.20 0.20
Net realized and unrealized gain/
loss (1.96) (0.82) 0.90 0.38 (0.46)
Total from investment activities (1.81) (0.69) 1.04 0.58 (0.26)
Distributions
Net investment income (0.08) (0.14) (0.14) (0.18) (0.19)
Net realized gain — (0.05) — (0.01) —
Tax return of capital (0.07) — — — —
Total distributions (0.15) (0.19) (0.14) (0.19) (0.19)
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
0.02
NET ASSET VALUE
End of period $ 7.09 $ 9.05 $ 9.93 $ 9.03 $ 8.64

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(5)
(20.14)% (7.02)% 11.66% 6.83% (2.71)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.57% 0.53% 0.54% 0.56% 0.55%
Net expenses after waivers/
payments by Price Associates 0.54% 0.53% 0.54% 0.54% 0.54%
Net investment income 1.93% 1.42% 1.51% 2.20% 2.21%
Portfolio turnover rate 69.3% 37.9% 61.2% 26.3% 39.1%
Net assets, end of period (in
thousands) $401,030 $409,624 $386,901 $440,200 $556,221
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.91 $ 8.65
Investment activities
Net investment income
(2)(3)
0.19 0.19 0.14
Net realized and unrealized gain/loss (1.95) (0.83) 1.26
Total from investment activities (1.76) (0.64) 1.40
Distributions
Net investment income (0.10) (0.19) (0.14)
Net realized gain — (0.05) —
Tax return of capital (0.09) — —
Total distributions (0.19) (0.24) (0.14)
NET ASSET VALUE
End of period $ 7.08 $ 9.03 $ 9.91
Ratios/Supplemental Data
Total return
(3)(4)
(19.65)% (6.54)% 16.34%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.54% 0.52% 0.73%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 2.45% 2.02% 1.94%
(5)
Portfolio turnover rate 69.3% 37.9% 61.2%
Net assets, end of period (in thousands) $235,142 $374,142 $115
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 10/9/25 (EUR)  (1) 860,000 860
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 720,000 690
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1)(2) 2,730,000 2,381
Total Albania (Cost
$4,837
)
3,931
AUSTRALIA 1.5%
Government Bonds 1.5%
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,280,000 2,311
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  8,241,000 4,399
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,398
Total Australia (Cost
$15,634
)
13,108
BRAZIL 0.8%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,125,000 959
MercadoLibre, 3.125%, 1/14/31 (USD)  (2) 1,380,000 1,069
Suzano Austria, 5.00%, 1/15/30 (USD)  900,000 844
2,872
Government Bonds 0.5%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  6,530,681 1,233
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  17,395,000 3,029
4,262
Total Brazil (Cost
$7,634
)
7,134
CANADA 5.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 1,690,000 1,139
1,139
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77  (3) 4,481,000 2,956
2,956
Government Bonds 4.7%
Government of Canada, 1.25%, 3/1/27  47,650,000 32,215
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  9,827,763 8,842

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Province of Ontario, 3.50%, 6/2/43  996,000 654
41,711
Total Canada (Cost
$50,801
)
45,806
CHILE 0.4%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1)(2) 2,335,000 2,181
Interchile, 4.50%, 6/30/56 (USD)  (2) 1,700,000 1,408
Total Chile (Cost
$3,859
)
3,589
CHINA 6.5%
Corporate Bonds 0.4%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR)  (1) 2,000,000 2,003
Tencent Holdings, 3.24%, 6/3/50 (USD)  1,850,000 1,173
3,176
Government Bonds 6.1%
People's Republic of China, 2.60%, 9/1/32  130,000,000 18,304
People's Republic of China, 2.69%, 8/15/32  70,000,000 9,915
People's Republic of China, 3.02%, 5/27/31  50,000,000 7,279
People's Republic of China, 3.32%, 4/15/52  30,000,000 4,406
People's Republic of China, 3.53%, 10/18/51  30,000,000 4,533
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,657
People's Republic of China, Series 1915, 3.13%, 11/21/29  60,000,000 8,818
54,912
Total China (Cost
$57,571
)
58,088
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,050,000 1,032
Ecopetrol, 4.625%, 11/2/31 (USD)  1,225,000 938
Total Colombia (Cost
$2,346
)
1,970
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 2,701
Republic of Cyprus, 1.25%, 1/21/40  50,000 35
Republic of Cyprus, 1.50%, 4/16/27  425,000 412
Republic of Cyprus, 2.75%, 2/26/34  547,000 497
Republic of Cyprus, 2.75%, 5/3/49  (2) 642,000 546

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,293
Total Cyprus (Cost
$7,524
)
5,484
CZECH REPUBLIC 1.9%
Government Bonds 1.9%
Republic of Czech, Series 89, 2.40%, 9/17/25  142,040,000 5,838
Republic of Czech, Series 105, 2.75%, 7/23/29  297,170,000 11,421
Total Czech Republic (Cost
$19,012
)
17,259
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR)  (3) 1,475,000 1,442
Total Denmark (Cost
$1,643
)
1,442
FRANCE 3.0%
Corporate Bonds 0.6%
Altice France, 5.875%, 2/1/27  (1) 375,000 349
BNP Paribas, VR, 2.125%, 1/23/27  (3) 1,000,000 997
BPCE, 1.125%, 1/18/23  1,400,000 1,498
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,440
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,083
5,367
Government Bonds 2.4%
Republic of France, 0.00%, 5/25/32  15,737,000 12,655
Republic of France, 1.25%, 5/25/36  (1) 9,991,000 8,297
20,952
Total France (Cost
$32,795
)
26,319
GERMANY 9.6%
Corporate Bonds 0.7%
Allianz, VR, 3.375%  (3)(4) 2,300,000 2,373
Gruenenthal, 3.625%, 11/15/26  (1) 200,000 195
Hannover Rueck, VR, 1.125%, 10/9/39  (3) 700,000 572
Hannover Rueck, VR, 1.75%, 10/8/40  (3) 900,000 744
TK Elevator Midco, 4.375%, 7/15/27  (1) 490,000 464
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 192
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,578
6,118
Government Bonds 8.9%
Bundesobligation, Series 185, 0.00%, 4/16/27  8,194,000 7,862

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bundesobligation, Series 186, 1.30%, 10/15/27  28,351,000 28,613
Bundesrepublik Deutschland Bundesanleihe, 0.00%,
2/15/32  (2) 21,952,000 18,670
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  1,205,578 628
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32  23,280,000 23,069
KfW, 4.70%, 6/2/37 (CAD)  924,000 707
79,549
Total Germany (Cost
$85,957
)
85,667
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31  (1) 3,809,000 3,024
Total Greece (Cost
$4,584
)
3,024
HUNGARY 1.5%
Government Bonds 1.5%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,657
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  7,530,350,000 11,742
Total Hungary (Cost
$21,554
)
13,399
ICELAND 0.6%
Corporate Bonds 0.4%
Arion Banki, 1.00%, 3/20/23 (EUR)  1,500,000 1,599
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,533
3,132
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 1,981
1,981
Total Iceland (Cost
$6,263
)
5,113
INDIA 0.1%
Corporate Bonds 0.1%
ABJA Investment, 5.45%, 1/24/28 (USD)  (2) 1,219,000 1,191
Total India (Cost
$1,189
)
1,191
INDONESIA 0.9%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,200,000 937
937

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,240
7,240
Total Indonesia (Cost
$9,547
)
8,177
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  522,000 378
Republic of Ireland, 2.00%, 2/18/45  983,000 824
Total Ireland (Cost
$2,013
)
1,202
ISRAEL 2.2%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (1)(3) 1,280,000 1,101
Leviathan Bond, 6.50%, 6/30/27 (USD)  (1) 1,000,000 968
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  (2) 210,000 220
2,289
Government Bonds 1.9%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,013
State of Israel, Series 0142, 5.50%, 1/31/42  18,595,000 6,619
State of Israel, Series 0825, 1.75%, 8/31/25  28,725,389 7,769
17,401
Total Israel (Cost
$22,501
)
19,690
ITALY 0.9%
Corporate Bonds 0.4%
FCA Bank, 0.50%, 9/13/24  1,000,000 1,007
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  700,000 635
UniCredit, 2.00%, 3/4/23  1,414,000 1,512
UniCredit, VR, 4.875%, 2/20/29  (3) 650,000 686
3,840
Government Bonds 0.5%
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  5,915,000 4,149
4,149
Total Italy (Cost
$11,650
)
7,989

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 22.6%
Government Bonds 22.6%
Government of Japan, Series 27, 2.50%, 9/20/37  317,950,000 2,919
Government of Japan, Series 31, 2.20%, 9/20/39  1,444,750,000 12,751
Government of Japan, Series 44, 1.70%, 9/20/44  1,297,900,000 10,527
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 328
Government of Japan, Series 74, 1.00%, 3/20/52  1,890,250,000 12,491
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 10,871
Government of Japan, Series 76, 1.40%, 9/20/52  1,254,150,000 9,158
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 16,048
Government of Japan Treasury Bills, (0.126)%, 5/10/23  5,600,000,000 42,687
Government of Japan Treasury Bills, (0.164)%, 1/16/23  5,863,000,000 44,677
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  888,863,000 6,914
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  1,543,908,600 12,057
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  1,479,004,500 11,550
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  1,151,057,710 9,089
Total Japan (Cost
$209,892
)
202,067
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD)  (1) 1,485,000 1,297
Total Kuwait (Cost
$1,489
)
1,297
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,142
Total Latvia (Cost
$13,233
)
11,142
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26  (1) 200,000 202
Total Lithuania (Cost
$226
)
202

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.2%
Corporate Bonds 0.2%
Altice Financing, 4.25%, 8/15/29  (1) 365,000 313
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,322
Total Luxembourg (Cost
$2,443
)
1,635
MALAYSIA 3.8%
Corporate Bonds 0.0%
Axiata, 2.163%, 8/19/30 (USD)  400,000 323
323
Government Bonds 3.8%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  9,100,000 8,910
Government of Malaysia, Series 0120, 4.065%, 6/15/50  12,586,000 2,610
Government of Malaysia, Series 0216, 4.736%, 3/15/46  70,374,000 16,405
Government of Malaysia, Series 0318, 4.642%, 11/7/33  21,499,000 5,090
Government of Malaysia, Series 0413, 3.844%, 4/15/33  4,000,000 887
33,902
Total Malaysia (Cost
$35,554
)
34,225
MEXICO 1.2%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  930,000 1,140
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (3) 1,900,000 1,758
2,898
Government Bonds 0.9%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  6,134,000 6,576
United Mexican States, Series M 20, 8.50%, 5/31/29  21,234,000 1,060
7,636
Total Mexico (Cost
$11,420
)
10,534
NETHERLANDS 0.4%
Corporate Bonds 0.4%
LeasePlan, VR, 7.375%  (3)(4) 1,500,000 1,590
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 989
Trivium Packaging Finance, 3.75%, 8/15/26  (1) 175,000 170
Ziggo, 2.875%, 1/15/30  (2) 510,000 436
Total Netherlands (Cost
$3,621
)
3,185

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.3%
Government Bonds 0.3%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR)  (1) 2,600,000 2,187
Total North Macedonia (Cost
$3,098
)
2,187
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (3) 1,170,000 1,062
Total Peru (Cost
$1,176
)
1,062
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 905
Total Philippines (Cost
$1,091
)
905
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR)  (1) 365,000 324
Total Poland (Cost
$435
)
324
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 6.888%, 12/7/27  (2)(3) 1,200,000 1,123
Total Portugal (Cost
$1,357
)
1,123
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  1,000,000 920
Total Qatar (Cost
$961
)
920
ROMANIA 0.9%
Government Bonds 0.9%
Republic of Romania, 2.125%, 3/7/28 (EUR)  (1) 1,510,000 1,354
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 322
Republic of Romania, 2.875%, 5/26/28 (EUR)  (2) 3,700,000 3,440

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 3.624%, 5/26/30 (EUR)  3,571,000 3,138
Total Romania (Cost
$11,367
)
8,254
SAUDI ARABIA 0.2%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  600,000 583
583
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,000,000 897
897
Total Saudi Arabia (Cost
$1,539
)
1,480
SERBIA 1.5%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR)  (2)(5) 282,606 221
United Group, 4.625%, 8/15/28 (EUR)  (1) 650,000 515
736
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR)  (1) 4,900,000 3,773
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1) 2,885,000 2,223
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,363
Republic of Serbia, 2.05%, 9/23/36 (EUR)  (1) 1,742,000 1,056
Republic of Serbia, 2.05%, 9/23/36 (EUR)  2,450,000 1,486
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  409,110,000 3,110
13,011
Total Serbia (Cost
$19,962
)
13,747
SINGAPORE 3.3%
Government Bonds 3.3%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,125
Government of Singapore, 1.625%, 7/1/31  7,380,000 4,905
Government of Singapore, 2.375%, 6/1/25  2,600,000 1,916
Government of Singapore, 2.875%, 7/1/29  24,099,000 17,808
Total Singapore (Cost
$29,195
)
29,754
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  2,093,000 1,716
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  6,140,000 5,747

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 857
Republic of Slovenia, Series RS78, 1.75%, 11/3/40  (2) 2,675,000 2,019
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 761
Total Slovenia (Cost
$15,565
)
11,100
SPAIN 0.8%
Corporate Bonds 0.8%
Abertis Infraestructuras, 3.00%, 3/27/31  1,300,000 1,200
Banco de Sabadell, VR, 0.875%, 6/16/28  (3) 800,000 687
Banco Santander, 1.125%, 1/17/25  1,000,000 1,015
CaixaBank, VR, 2.75%, 7/14/28  (3) 1,600,000 1,680
Cellnex Telecom, 1.75%, 10/23/30  700,000 577
Cirsa Finance International, 6.25%, 12/20/23  (1) 284,766 302
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,474
Total Spain (Cost
$8,384
)
6,935
SWEDEN 2.2%
Corporate Bonds 0.2%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  1,010,000 998
Tele2, 0.75%, 3/23/31 (EUR)  310,000 251
Verisure Holding, 3.875%, 7/15/26 (EUR)  (1) 260,000 251
1,500
Government Bonds 2.0%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  (1)(2) 188,020,000 17,850
17,850
Total Sweden (Cost
$21,776
)
19,350
SWITZERLAND 0.1%
Corporate Bonds 0.1%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR)  (3) 1,069,000 1,133
Total Switzerland (Cost
$1,327
)
1,133
THAILAND 2.2%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (2)(3) 1,750,000 1,466
1,466
Government Bonds 2.0%
Kingdom of Thailand, 2.00%, 12/17/31  500,073,000 13,919

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.65%, 6/20/31  123,099,000 3,879
17,798
Total Thailand (Cost
$20,654
)
19,264
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  1,200,000 1,186
Total United Arab Emirates (Cost
$1,235
)
1,186
UNITED KINGDOM 8.8%
Corporate Bonds 1.3%
Bellis Acquisition, 3.25%, 2/16/26  (1)(2) 450,000 441
Deuce Finco, 5.50%, 6/15/27  (1) 345,000 332
Eastern Power Networks, 5.75%, 3/8/24  38,000 46
Legal & General Group, VR, 5.375%, 10/27/45  (3) 525,000 617
Marks & Spencer, 6.00%, 6/12/25  450,000 523
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR)  (3) 950,000 958
Next Group, 3.625%, 5/18/28  (2) 1,787,000 1,902
Next Group, 4.375%, 10/2/26  540,000 617
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 127
Sky, 1.875%, 11/24/23 (EUR)  881,000 935
Standard Chartered, VR, 2.50%, 9/9/30 (EUR)  (3) 1,500,000 1,475
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 966
Tesco Corporate Treasury Services, 1.875%, 11/2/28  950,000 938
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 1,095,000 1,007
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 690
11,574
Government Bonds 7.5%
United Kingdom Gilt, 0.625%, 6/7/25  9,058,000 10,217
United Kingdom Gilt, 0.625%, 10/22/50  4,299,000 2,312
United Kingdom Gilt, 4.25%, 6/7/32  32,703,000 41,316
United Kingdom Gilt, 4.25%, 12/7/46  4,913,792 6,096
United Kingdom Gilt, 4.75%, 12/7/30  5,385,000 7,014
66,955
Total United Kingdom (Cost
$98,346
)
78,529
UNITED STATES 2.9%
Corporate Bonds 2.7%
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 822
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 881
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR)  (1) 1,130,000 877

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank of America, VR, 1.379%, 2/7/25 (EUR)  (3) 1,414,000 1,471
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  (2) 1,018,000 1,164
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 303
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 919
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,201
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,783
Encore Capital Group, 4.875%, 10/15/25 (EUR)  (1) 540,000 537
Encore Capital Group, 5.375%, 2/15/26 (GBP)  (1) 910,000 984
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 286
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,005
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 954
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,198
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 625,000 581
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 714
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 492
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR)  (1) 689,000 576
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR)  (3) 1,269,000 1,168
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,263
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 802
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 148
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 511
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 674
Westlake, 1.625%, 7/17/29 (EUR)  1,680,000 1,442
23,756
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (6)(7) 3,929,813 1,719
1,719
Total United States (Cost
$31,534
)
25,475
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.30%  (8)(9) 10,721,733 10,722
10,722
U.S. Treasury Obligations 1.9%
U.S. Treasury Bills, 2.587%, 1/26/23  (10) 16,797,000 16,754
16,754
Total Short-Term Investments (Cost $27,489) 27,476

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 5.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 5.2%
Money Market Funds 5.2%
T. Rowe Price Government Reserve Fund, 4.30%  (8)(9) 46,653,896 46,654
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 46,654
Total Securities Lending Collateral (Cost $46,654) 46,654
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Put, 2/17/23 @
JPY128.80  (7) 1 9,100 132
Citibank
USD / EUR Call,
12/30/22 @
EUR0.97  (7) 1 34,150 —
Citibank
USD / GBP
Call, 2/3/23 @
GBP1.19  (7) 1 27,390 233
Morgan Stanley
USD / EUR
Call, 1/6/23 @
EUR0.99  (7) 1 35,700 —
Morgan Stanley
USD / JPY
Put, 3/17/23 @
JPY127.85  (7) 1 9,100 154
UBS Investment Bank
USD / CAD
Call, 3/3/23 @
CAD1.39  (7) 1 27,400 129
UBS Investment Bank
USD / EUR Call,
12/30/22 @
EUR0.99  (7) 1 35,200 —
Total Options Purchased (Cost $1,247) 648
Total Investments in Securities
99.8% of Net Assets
(Cost $991,184) $ 891,375

T. ROWE PRICE International Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$60,804 and represents 6.8% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
(10) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (1.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 3,672 26 (61) 87
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 1,700 (67) (59) (8)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 3 (7) 10
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 20 (6) 26
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 7 (38) 45
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 6 (2) 8
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 3 (13) 16
Total Greece (186) 184
Total Bilateral Credit Default Swaps, Protection Sold (186) 184
Total Bilateral Swaps (186) 184

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.2)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 49,320 (615) 607 (1,222)
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 17,025 (12) 412 (424)
Total Foreign/Europe (1,646)
Germany 0.0%
Protection Bought (Relevant Credit:
LANXESS AG), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 2,250 111 190 (79)
Total Germany (79)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,725)
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 1,600 — 17 (17)
Total Greece (17)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (17)
Interest Rate Swaps (1.1)%
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 67,944 195 1 194
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 34,180 105 — 105
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 67,736 214 — 214
Total Czech Republic 513

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe (1.2)%
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 2.038%
(6M EURIBOR) Semi-Annually, 10/20/25 8,110 (819) — (819)
5 Year Interest Rate Swap, Receive Fixed
3.160% Annually, Pay Variable 2.752% (6M
EURIBOR) Semi-Annually, 12/30/27 31,400 (120) — (120)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable 2.294%
(6M EURIBOR) Semi-Annually, 5/19/28 7,300 (1,272) — (1,272)
7 Year Interest Rate Swap, Receive Fixed
2.242% Annually, Pay Variable 2.752% (6M
EURIBOR) Semi-Annually, 7/2/29 3,000 (148) — (148)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 2.519% (6M
EURIBOR) Semi-Annually, 12/17/29 7,350 (268) — (268)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 1.203% (6M
EURIBOR) Semi-Annually, 3/2/32 29,150 (5,692) — (5,692)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 9,850 (1,597) — (1,597)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 3,623 (455) — (455)
10 Year Interest Rate Swap, Receive Fixed
2.440% Annually, Pay Variable 2.752% (6M
EURIBOR) Semi-Annually, 6/30/32 2,200 (120) — (120)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 700 (32) — (32)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 300 (14) — (14)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 843 (36) 1 (37)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 281 (11) 1 (12)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327% (6M
EURIBOR) Semi-Annually, 11/23/32 13,600 (554) — (554)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 750 (30) — (30)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 473 (16) 1 (17)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 2.311% (6M
EURIBOR) Semi-Annually, 11/18/32 803 (27) 1 (28)
Total Foreign/Europe (11,215)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 10.715%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (624) 1 (625)
Total Mexico (625)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 322 1 321
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 224 — 224
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 113 — 113
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 113 1 112
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 110 — 110
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,789 421 — 421
Total Poland 1,301
Total Centrally Cleared Interest Rate Swaps (10,026)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.573% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/15/27 12,775 (107) — (107)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.575% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/15/27 12,775 (105) — (105)
Total Foreign/Europe (212)
Total Centrally Cleared Zero-Coupon Inflation Swaps (212)
Total Centrally Cleared Swaps (11,980)
Net payments (receipts) of variation margin to date 11,034
Variation margin receivable (payable) on centrally cleared swaps $ (946)
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 JPY 273,953 USD 1,860 $ 233
Bank of America 1/20/23 USD 740 CHF 733 (55)
Bank of America 1/20/23 USD 11,054 JPY 1,522,066 (577)
Bank of America 2/24/23 GBP 7,049 USD 8,417 117
Barclays Bank 1/19/23 IDR 105,066,322 USD 6,852 (79)
Barclays Bank 1/19/23 USD 1,301 KRW 1,856,106 (171)
BNP Paribas 1/13/23 HUF 342,215 USD 843 70
BNP Paribas 1/19/23 CLP 966,669 USD 1,001 137
BNP Paribas 1/19/23 USD 6,828 CLP 6,728,490 (1,090)
BNP Paribas 1/20/23 USD 41,768 JPY 5,939,114 (3,614)
BNP Paribas 2/24/23 USD 10,297 GBP 8,490 18
BNP Paribas 3/2/23 USD 2,807 BRL 15,232 (45)
BNP Paribas 3/10/23 USD 1,632 MYR 7,237 (28)
Canadian Imperial Bank
of Commerce 1/20/23 CAD 377 USD 277 2
Canadian Imperial Bank
of Commerce 1/20/23 USD 846 CAD 1,146 —
Citibank 1/12/23 USD 9,101 AUD 13,618 (176)
Citibank 1/13/23 DKK 26,478 USD 3,517 299
Citibank 1/13/23 RON 6,465 USD 1,277 123
Citibank 1/13/23 USD 1,511 CNH 10,894 (65)
Citibank 1/13/23 USD 1,468 MXN 29,980 (66)
Citibank 1/13/23 ZAR 82,114 USD 4,528 299
Citibank 1/19/23 CLP 1,887,601 USD 2,005 216
Citibank 1/19/23 ILS 31,836 USD 9,025 39
Citibank 1/19/23 ILS 1,278 USD 366 (2)
Citibank 1/19/23 USD 22,831 ILS 78,513 476
Citibank 1/19/23 USD 4,165 INR 341,736 39
Citibank 1/19/23 USD 222 INR 18,372 —
Citibank 1/20/23 CAD 1,427 USD 1,045 9
Citibank 1/20/23 JPY 817,094 USD 6,038 205
Citibank 1/20/23 USD 2,356 AUD 3,728 (185)
Citibank 1/20/23 USD 2,863 CAD 3,990 (84)
Citibank 1/20/23 USD 3,455 JPY 504,089 (397)
Citibank 2/24/23 EUR 10,821 USD 11,576 53
Citibank 2/24/23 USD 7,094 GBP 5,833 32
Citibank 2/24/23 USD 4,451 SEK 46,234 6
Citibank 3/10/23 USD 807 THB 28,155 (12)
Citibank 3/17/23 USD 1,537 RSD 170,924 (22)
Citibank 3/17/23 USD 1,917 SGD 2,587 (17)
Deutsche Bank 1/13/23 CZK 10,609 USD 465 5
Deutsche Bank 1/13/23 USD 9,187 HUF 4,078,168 (1,700)
Deutsche Bank 1/19/23 USD 186 INR 15,310 1

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 1/20/23 JPY 200,786 USD 1,432 $ 102
Deutsche Bank 1/20/23 USD 41,901 JPY 5,903,740 (3,210)
Deutsche Bank 2/24/23 EUR 56,996 USD 59,568 1,679
Deutsche Bank 2/24/23 USD 4,462 EUR 4,208 (59)
Deutsche Bank 3/10/23 USD 11,889 THB 415,623 (193)
Deutsche Bank 4/14/23 CNH 10,487 USD 1,527 —
Goldman Sachs 1/19/23 INR 578,574 USD 7,027 (41)
Goldman Sachs 1/19/23 USD 191 INR 15,769 —
Goldman Sachs 1/19/23 USD 4,537 TWD 143,799 (152)
Goldman Sachs 1/20/23 USD 683 JPY 98,491 (70)
Goldman Sachs 2/24/23 USD 181 EUR 174 (6)
HSBC Bank 1/13/23 USD 1,043 CNH 7,487 (40)
HSBC Bank 1/19/23 CLP 981,247 USD 1,039 115
HSBC Bank 1/19/23 USD 432 KRW 544,658 —
HSBC Bank 1/20/23 JPY 889,558 USD 6,117 681
HSBC Bank 2/24/23 USD 2,334 GBP 1,919 12
HSBC Bank 3/10/23 USD 7,521 MYR 33,570 (178)
JPMorgan Chase 1/13/23 CNH 324,351 USD 44,797 2,122
JPMorgan Chase 1/13/23 USD 2,308 CNH 16,583 (91)
JPMorgan Chase 1/13/23 USD 1,090 CZK 25,847 (53)
JPMorgan Chase 1/13/23 USD 425 DKK 3,180 (33)
JPMorgan Chase 1/13/23 USD 1,511 HUF 609,220 (116)
JPMorgan Chase 1/13/23 USD 2,985 MXN 60,869 (130)
JPMorgan Chase 1/19/23 CLP 741,457 USD 822 51
JPMorgan Chase 1/20/23 AUD 477 USD 320 5
JPMorgan Chase 1/20/23 CAD 836 USD 613 4
JPMorgan Chase 1/20/23 CHF 709 USD 716 53
JPMorgan Chase 1/20/23 JPY 218,942 USD 1,488 185
JPMorgan Chase 1/20/23 USD 1,122 JPY 164,707 (136)
JPMorgan Chase 2/17/23 PLN 2,325 USD 506 22
JPMorgan Chase 2/17/23 USD 1,208 RSD 142,637 (93)
JPMorgan Chase 2/24/23 EUR 1,396 USD 1,477 23
JPMorgan Chase 2/24/23 GBP 346 USD 413 6
JPMorgan Chase 2/24/23 USD 784 SEK 8,311 (15)
JPMorgan Chase 3/10/23 COP 7,587,971 USD 1,560 (15)
JPMorgan Chase 3/17/23 USD 2,840 SGD 3,823 (18)
Morgan Stanley 1/13/23 USD 2,176 CNH 15,704 (96)
Morgan Stanley 1/19/23 CLP 2,896,471 USD 3,005 404
Morgan Stanley 1/20/23 CAD 1,378 USD 1,004 13
Morgan Stanley 1/20/23 JPY 7,394,667 USD 50,401 6,103
Morgan Stanley 1/20/23 NZD 3,316 USD 1,855 251
Morgan Stanley 1/20/23 USD 864 CAD 1,185 (12)
Morgan Stanley 1/20/23 USD 3,568 JPY 499,719 (251)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/24/23 GBP 1,817 USD 2,186 $ 14
Morgan Stanley 2/24/23 USD 14,702 GBP 12,352 (252)
Morgan Stanley 3/2/23 USD 1,490 BRL 8,202 (45)
RBC Dominion Securities 1/12/23 AUD 19,817 USD 12,472 1,028
RBC Dominion Securities 1/20/23 JPY 383,968 USD 2,642 292
RBC Dominion Securities 2/24/23 USD 916 GBP 760 (4)
Standard Chartered 1/13/23 USD 1,190 CNH 8,485 (37)
Standard Chartered 1/19/23 KRW 24,769,316 USD 17,266 2,381
Standard Chartered 1/20/23 USD 1,905 JPY 254,001 (36)
Standard Chartered 3/10/23 USD 10,264 MYR 44,999 (56)
State Street 1/13/23 CZK 11,490 USD 456 52
State Street 1/20/23 CAD 10,374 USD 7,572 90
State Street 1/20/23 JPY 6,512,863 USD 46,435 3,331
State Street 1/20/23 NOK 16,159 USD 1,532 119
State Street 1/20/23 USD 1,099 CAD 1,465 17
State Street 1/20/23 USD 13,200 CAD 18,144 (201)
State Street 1/20/23 USD 18,179 JPY 2,514,522 (1,035)
State Street 2/24/23 EUR 10,010 USD 10,680 76
State Street 2/24/23 GBP 775 USD 950 (12)
State Street 2/24/23 USD 2,213 GBP 1,820 10
State Street 2/24/23 USD 9,482 GBP 7,943 (135)
State Street 3/17/23 USD 18,003 SGD 24,332 (187)
UBS Investment Bank 1/13/23 CNH 204,371 USD 27,984 1,579
UBS Investment Bank 1/13/23 USD 14,443 CZK 363,676 (1,636)
UBS Investment Bank 1/13/23 USD 4,737 ZAR 82,114 (90)
UBS Investment Bank 1/19/23 CLP 2,819,419 USD 2,949 368
UBS Investment Bank 1/19/23 ILS 1,071 USD 306 (1)
UBS Investment Bank 1/19/23 INR 144,643 USD 1,754 (7)
UBS Investment Bank 1/19/23 KRW 771,640 USD 588 25
UBS Investment Bank 1/19/23 PEN 4,273 USD 1,064 59
UBS Investment Bank 1/19/23 USD 3,486 CLP 3,389,540 (503)
UBS Investment Bank 1/19/23 USD 4,658 INR 381,667 50
UBS Investment Bank 1/20/23 CHF 32,967 USD 33,236 2,502
UBS Investment Bank 1/20/23 JPY 1,012,154 USD 6,946 788
UBS Investment Bank 1/20/23 NZD 1,132 USD 636 83
UBS Investment Bank 1/20/23 USD 13,243 AUD 21,293 (1,268)
UBS Investment Bank 1/20/23 USD 2,863 CAD 3,990 (84)
UBS Investment Bank 1/20/23 USD 769 CHF 708 2
UBS Investment Bank 1/20/23 USD 13,144 CHF 12,481 (386)
UBS Investment Bank 2/17/23 USD 7,583 PLN 36,796 (780)
UBS Investment Bank 2/24/23 EUR 1,166 USD 1,234 19
UBS Investment Bank 2/24/23 USD 7,423 SEK 77,057 14
UBS Investment Bank 3/17/23 USD 3,482 SGD 4,717 (44)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 1/19/23 CLP 566,622 USD 589 $ 78
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6,995

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 645 Commonwealth of Australia three year
bond contracts 3/23 46,900 $ (630)
Long, 78 Euro BOBL contracts 3/23 9,664 (306)
Short, 88 Euro BTP contracts 3/23 (10,260) 234
Long, 80 Euro BUND contracts 3/23 11,384 (641)
Long, 112 Euro SCHATZ contracts 3/23 12,639 (134)
Long, 322 Government of Canada ten year bond
contracts 3/23 29,144 (1,079)
Short, 29 Government of Japan ten year bond
contracts 3/23 (32,142) 597
Long, 147 Republic of South Korea ten year bond
contracts 3/23 12,782 (393)
Long, 833 Republic of South Korea three year bond
contracts 3/23 68,148 (574)
Net payments (receipts) of variation margin to date 2,837
Variation margin receivable (payable) on open futures contracts $ (89)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 452++
Totals $ —# $ — $ 452+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 33,844  ¤   ¤ $ 57,376
Total $ 57,376^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $452 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $57,376.

T. ROWE PRICE International Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $991,184) $ 891,375
Unrealized gain on forward currency exchange contracts 27,187
Receivable for investment securities sold 22,540
Cash deposits on centrally cleared swaps 9,550
Interest receivable 5,824
Cash deposits on futures contracts 3,513
Foreign currency (cost $1,630) 1,617
Receivable for shares sold 408
Cash 309
Unrealized gain on bilateral swaps 192
Due from affiliates 129
Other assets 375
Total assets 963,019
Liabilities
Obligation to return securities lending collateral 46,751
Unrealized loss on forward currency exchange contracts 20,192
Variation margin payable on centrally cleared swaps 946
Payable for investment securities purchased 919
Payable for shares redeemed 591
Investment management fees payable 374
Bilateral swap premiums received 186
Variation margin payable on futures contracts 89
Unrealized loss on bilateral swaps 8
Payable to directors 1
Other liabilities 37
Total liabilities 70,094
NET ASSETS $ 892,925

T. ROWE PRICE International Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (179,140)
Paid-in capital applicable to 126,084,283 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 1,072,065
NET ASSETS $ 892,925
NET ASSET VALUE PER SHARE
Investor Class
($253,490,315 / 35,841,204 shares outstanding) $ 7.07
Advisor Class
($3,263,426 / 461,542 shares outstanding) $ 7.07
I Class
($401,029,613 / 56,546,471 shares outstanding) $ 7.09
Z Class
($235,141,918 / 33,235,066 shares outstanding) $ 7.08

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $69) $ 24,479
Dividend 452
Securities lending 119
Total income 25,050
Expenses
Investment management 4,958
Shareholder servicing
Investor Class $ 978
Advisor Class 37
I Class 96 1,111
Rule 12b-1 fees
Advisor Class 9
Prospectus and shareholder reports
Investor Class 21
Advisor Class 1
I Class 2
Z Class 1 25
Custody and accounting 406
Registration 76
Legal and audit 45
Directors 3
Miscellaneous 43
Waived / paid by Price Associates (2,257)
Total expenses 4,419
Net investment income 20,631

T. ROWE PRICE International Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $74) (116,613)
Futures (10,022)
Swaps (1,509)
Options written (209)
Forward currency exchange contracts (33,803)
Foreign currency transactions (2,885)
Net realized loss (165,041)
Change in net unrealized gain / loss
Securities (93,185)
Futures (3,750)
Swaps (13,862)
Forward currency exchange contracts 10,239
Other assets and liabilities denominated in foreign currencies 117
Change in net unrealized gain / loss (100,441)
Net realized and unrealized gain / loss (265,482)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (244,851)

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,631 $ 19,356
Net realized gain (loss) (165,041) 12,419
Change in net unrealized gain / loss (100,441) (121,954)
Decrease in net assets from operations (244,851) (90,179)
Distributions to shareholders
Net earnings
Investor Class (3,117) (9,952)
Advisor Class (27) (76)
I Class (4,097) (8,148)
Z Class (3,989) (8,008)
Tax return of capital – –
Investor Class (2,400) –
Advisor Class (11) –
I Class (3,846) –
Z Class (3,054) –
Decrease in net assets from distributions (20,541) (26,184)
Capital share transactions
*
(1)
Shares sold
Investor Class 32,605 97,668
Advisor Class 542 1,157
I Class 259,162 123,508
Z Class 11,806 385,911
Distributions reinvested
Investor Class 5,202 9,205
Advisor Class 38 76
I Class 7,507 7,761
Z Class 7,024 8,008
Shares redeemed
Investor Class (180,725) (410,869)
Advisor Class (1,067) (1,381)
I Class (169,317) (71,608)
Z Class (80,612) (1,865)
Increase (decrease) in net assets from capital share
transactions (107,835) 147,571

T. ROWE PRICE International Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (373,227) 31,208
Beginning of period 1,266,152 1,234,944
End of period $ 892,925 $ 1,266,152
*Share information (000s)
(1)
Shares sold
Investor Class 4,283 10,237
Advisor Class 69 122
I Class 32,754 12,921
Z Class 1,554 40,734
Distributions reinvested
Investor Class 679 990
Advisor Class 5 8
I Class 990 834
Z Class 916 869
Shares redeemed
Investor Class (22,005) (43,391)
Advisor Class (140) (145)
I Class (22,450) (7,472)
Z Class (10,647) (203)
Increase (decrease) in shares outstanding (13,992) 15,504
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE International Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the
fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation.
The fund has four classes of shares: the International Bond Fund (Investor Class), the International Bond Fund–Advisor Class (Advisor Class), the International
Bond Fund–I Class (I Class), and the International Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Bond Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE International Bond Fund

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU
2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to
December 31, 2024, after which entities will no longer be permitted to apply the relief in
Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE International Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE International Bond Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 816,597 $ — $ 816,597
Short-Term Investments 10,722 16,754 — 27,476
Securities Lending Collateral 46,654 — — 46,654
Options Purchased — 648 — 648
Total Securities 57,376 833,999 — 891,375
Swaps* — 1,879 — 1,879
Forward Currency Exchange
Contracts — 27,187 — 27,187
Futures Contracts* 831 — — 831
Total $ 58,207 $ 863,065 $ — $ 921,272
Liabilities
Swaps* $ — $ 13,861 $ — $ 13,861
Forward Currency Exchange
Contracts — 20,192 — 20,192
Futures Contracts* 3,757 — — 3,757
Total $ 3,757 $ 34,053 $ — $ 37,810
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 2,645
Foreign exchange derivatives
Forwards
,
Securities^ 27,835
Credit derivatives Bilateral Swaps and Premiums 65
^
,*
Total $ 30,545
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 212
Interest rate derivatives Centrally Cleared Swaps, Futures 15,597
Foreign exchange derivatives Forwards 20,192
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 1,809
Total $ 37,810
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,585) $ (1,585)
Interest rate
derivatives — — (10,022) — 1,426 (8,596)
Foreign
exchange
derivatives 492 (209) — (33,803) — (33,520)
Credit
derivatives (66) — — — (1,350) (1,416)
Total $ 426 $ (209) $ (10,022) $ (33,803) $ (1,509) $ (45,117)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (212) $ (212)
Interest rate
derivatives — — (3,750) — (12,201) (15,951)
Foreign
exchange
derivatives (745) — — 10,239 — 9,494
Credit
derivatives — — — — (1,449) (1,449)
Total $ (745) $ — $ (3,750) $ 10,239 $ (13,862) $ (8,118)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE International Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2022, cash of $13,063,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 508 $ (699) $ (191) $ — $ —
Barclays Bank 23 (250) (227) 313 86
BNP Paribas 225 (4,777) (4,552) 3,719 —
Canadian Imperial
Bank of Commerce 2 — 2 — 2
Citibank 2,036 (1,026) 1,010 (911) 99
Deutsche Bank 1,787 (5,162) (3,375) 2,725 —
Goldman Sachs — (269) (269) 305 36
HSBC Bank 808 (218) 590 (394) 196
JPMorgan Chase 2,471 (700) 1,771 (1,350) 421
Morgan Stanley 6,948 (656) 6,292 (5,205) 1,087
RBC Dominion
Securities 1,320 (4) 1,316 (1,330) —
Standard Chartered 2,381 (129) 2,252 (2,190) 62
State Street 3,695 (1,570) 2,125 (2,100) 25
UBS Investment
Bank 5,618 (4,799) 819 (706) 113
Wells Fargo 78 — 78 — 78
Total $ 27,900 $ (20,259)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 35% and
50% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE International Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 11% and 49% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool;
or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 20% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio

T. ROWE PRICE International Bond Fund

securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market

T. ROWE PRICE International Bond Fund

price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2022, the notional amount of protection sold by the fund totaled $12,913,000 (1.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 11% and 30% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain

T. ROWE PRICE International Bond Fund

securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral

T. ROWE PRICE International Bond Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$42,871,000; the value of cash collateral and related investments was $46,751,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $651,867,000 and $884,317,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, an over-distribution of taxable income not deemed a return of capital for tax purposes, the character of net currency losses and the character of income on swaps.

T. ROWE PRICE International Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and inflation adjustments on Treasury inflation-protected securities. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 11,230 $ 19,253
Long-term capital gain — 6,931
Return of capital 9,311 —
Total distributions $ 20,541 $ 26,184
($000s)
Cost of investments $ 997,256
Unrealized appreciation $ 39,501
Unrealized depreciation (157,325)
Net unrealized appreciation (depreciation) $ (117,824)
($000s)
Overdistributed ordinary income $ (1,153)
Net unrealized appreciation (depreciation) (117,824)
Loss carryforwards and deferrals (60,163)
Total distributable earnings (loss) $ (179,140)

T. ROWE PRICE International Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio

T. ROWE PRICE International Bond Fund

(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $837,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.67% 0.05% 0.00%
Expense limitation date 04/30/23 04/30/23 N/A
(Waived)/repaid during the period ($000s) $(590) $(114) $(1,553)

T. ROWE PRICE International Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $103,000 for Price Associates; $767,000 for T. Rowe Price Services, Inc.; and
$10,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $9,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 8% of the I Class’s and 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve

T. ROWE PRICE International Bond Fund

Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured.
During the year ended December 31, 2022, the fund incurred $1,000 in interest expense related to outstanding borrowings on one day in the average amount of $13,400,000 and at an average annual rate of 2.42%. At December 31, 2022, there were no borrowings outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE International Bond Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $18,613,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit  Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582506
F76-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$35,530
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2)   Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3)  Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023